UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value

Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$4,289,028,270
Total Investments (Cost — $ 2,981,376,504) — 100.0%	4,289,028,270
Liabilities in Excess of Other Assets — (0.0)%	(1,723,691)

Net Assets — 100.0%	$4,287,304,579

Notes to Schedule of Investments

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of March 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $4,289,028,270 and 99%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2014	1

Schedule of Investments March 31, 2014 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Honeywell International, Inc.	211,155	$19,586,738
Northrop Grumman Corp.	325,123	40,113,676
Raytheon Co.	552,904	54,621,386

		114,321,800
Airlines — 0.5%
Delta Air Lines, Inc.	647,885	22,449,215
Auto Components — 1.7%
Lear Corp.	628,925	52,653,601
TRW Automotive Holdings Corp. (a)(b)	244,774	19,978,454

		72,632,055
Automobiles — 1.6%
General Motors Co.	2,079,179	71,565,341
Banks — 11.5%
Citigroup, Inc.	3,343,941	159,171,592
JPMorgan Chase & Co.	3,159,824	191,832,915
Regions Financial Corp.	3,490,714	38,781,833
Wells Fargo & Co.	2,202,624	109,558,518

		499,344,858
Capital Markets — 1.1%
Morgan Stanley	1,129,000	35,190,930
State Street Corp.	168,882	11,745,743

		46,936,673
Chemicals — 2.8%
Akzo Nobel NV — ADR	1,516,600	41,357,682
Ashland, Inc.	285,400	28,391,592
Cabot Corp.	94,000	5,551,640
Celanese Corp., Series A	167,300	9,286,823
Huntsman Corp.	72,900	1,780,218
LyondellBasell Industries NV, Class A	381,200	33,903,928

		120,271,883
Communications Equipment — 3.8%
Cisco Systems, Inc.	5,449,060	122,113,435
Telefonaktiebolaget LM Ericsson — ADR	3,218,200	42,898,606

		165,012,041
Consumer Finance — 4.6%
Capital One Financial Corp.	1,327,688	102,444,406
Discover Financial Services	1,654,255	96,261,098

		198,705,504
Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	146,600	6,558,884
Diversified Financial Services — 1.4%
The NASDAQ OMX Group, Inc.	1,602,307	59,189,221
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	54,600	2,597,322

Common Stocks	Shares	Value
Electric Utilities — 0.6%
Edison International	474,020	$26,834,272
Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	244,600	11,381,238
Corning, Inc.	963,150	20,052,783

		31,434,021
Energy Equipment & Services — 0.2%
Halliburton Co.	166,594	9,810,721
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	321,300	24,052,518
The Kroger Co.	2,262,475	98,757,034

		122,809,552
Food Products — 0.5%
ConAgra Foods, Inc.	644,200	19,989,526
Gas Utilities — 0.7%
UGI Corp.	669,856	30,552,132
Health Care Equipment & Supplies — 6.6%
Baxter International, Inc.	306,900	22,581,702
Hologic, Inc. (a)	796,500	17,124,750
Medtronic, Inc.	2,394,906	147,382,515
St. Jude Medical, Inc.	513,961	33,607,910
Zimmer Holdings, Inc.	718,556	67,961,026

		288,657,903
Health Care Providers & Services — 1.1%
Express Scripts Holding Co. (a)	11,300	848,517
Quest Diagnostics, Inc.	780,600	45,212,352

		46,060,869
Household Durables — 1.2%
Newell Rubbermaid, Inc.	1,562,302	46,712,830
Tupperware Brands Corp.	72,700	6,089,352

		52,802,182
Household Products — 1.3%
Energizer Holdings, Inc.	578,339	58,261,871
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	5,292,800	75,581,184
Industrial Conglomerates — 0.1%
General Electric Co.	168,700	4,367,643
Insurance — 9.3%
ACE Ltd.	265,873	26,337,379
Aflac, Inc.	495,703	31,249,117
Genworth Financial, Inc., Class A (a)	4,042,500	71,673,525
The Hartford Financial Services Group, Inc.	1,492,623	52,644,813
Lincoln National Corp.	1,133,151	57,416,761
MetLife, Inc.	445,416	23,517,965

Portfolio Abbreviation

ADR	American Depositary Receipts

2	MASTER BASIC VALUE LLC	MARCH 31, 2014

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Prudential Financial, Inc.	659,953	$55,865,021
The Travelers Cos., Inc.	563,125	47,921,938
XL Group PLC	1,137,913	35,559,781

		402,186,300
IT Services — 1.9%
Total System Services, Inc.	241,800	7,353,138
The Western Union Co.	2,267,119	37,090,067
Xerox Corp.	3,338,300	37,722,790

		82,165,995
Machinery — 0.4%
Stanley Black & Decker, Inc.	193,900	15,752,436
Media — 4.1%
CBS Outdoor Americas, Inc. (a)	162,200	4,744,350
Comcast Corp., Special Class A	71,087	3,466,202
The Interpublic Group of Cos., Inc.	822,200	14,092,508
Time Warner, Inc.	882,294	57,640,267
Viacom, Inc., Class B	1,134,651	96,433,988

		176,377,315
Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	253,200	17,891,112
Steel Dynamics, Inc.	23,900	425,181

		18,316,293
Multiline Retail — 0.7%
Kohl’s Corp.	442,268	25,120,822
Macy’s, Inc.	125,500	7,440,895

		32,561,717
Multi-Utilities — 0.1%
PG&E Corp.	91,700	3,961,440
Oil, Gas & Consumable Fuels — 14.7%
Apache Corp.	1,118,696	92,795,833
Cobalt International Energy, Inc. (a)(b)	1,214,700	22,253,304
Exxon Mobil Corp.	561,144	54,812,546
Gulfport Energy Corp. (a)	716,800	51,021,824
Marathon Oil Corp.	4,293,783	152,515,172
Marathon Petroleum Corp.	791,366	68,880,497
Suncor Energy, Inc.	1,781,300	62,274,248
Total SA — ADR	958,940	62,906,464
Valero Energy Corp.	1,324,150	70,312,365

		637,772,253
Pharmaceuticals — 10.6%
AstraZeneca PLC — ADR	1,278,000	82,916,640
Eli Lilly & Co.	1,654,500	97,383,870
Hospira, Inc. (a)(b)	991,991	42,903,611
Johnson & Johnson	275,700	27,082,011
Pfizer, Inc.	4,833,525	155,252,823
Teva Pharmaceutical Industries Ltd. — ADR	1,020,900	53,944,356

		459,483,311
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A (a)(b)	346,600	9,507,238
Jones Lang LaSalle, Inc.	203,900	24,162,150

		33,669,388
Semiconductors & Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	241,300	16,683,482

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Teradyne, Inc. (a)	1,663,600	$33,089,004

		49,772,486
Software — 4.3%
Microsoft Corp.	2,908,501	119,219,456
Oracle Corp.	983,287	40,226,271
Symantec Corp.	1,372,300	27,404,831

		186,850,558
Specialty Retail — 0.5%
GNC Holdings, Inc., Class A	512,600	22,564,652
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	7,800	4,186,572
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	544,000	14,258,240
United States Cellular Corp.	178,200	7,307,982

		21,566,222
Total Long-Term Investments (Cost — $2,978,217,828) — 98.8%		4,293,933,611

Preferred Stocks
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25%	31,000	3,346,140
Total Long-Term Investments (Cost — $2,981,317,828) — 98.9%		4,297,279,751

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	32,319,826	32,319,826

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$24,377	24,377,250
Total Short-Term Securities (Cost — $56,697,076) — 1.3%		56,697,076
Total Investments (Cost — $3,038,014,904*) — 100.2%		4,353,976,827
Liabilities in Excess of Other Assets — (0.2)%		(9,393,890)

Net Assets — 100.0%		$4,344,582,937

MASTER BASIC VALUE LLC	MARCH 31, 2014	3

Schedule of Investments (continued)	Master Basic Value LLC

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,083,985,757

Gross unrealized appreciation	$1,277,594,085
Gross unrealized depreciation	(7,603,015)

Net unrealized appreciation	$1,269,991,070

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2013	Net Activity	Shares/ Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	19,946,821	12,373,005	32,319,826	$14,790
BlackRock Liquidity Series, LLC, Money Market Series	$56,675,507	$(32,298,257)	$24,377,250	$33,228

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,297,279,751	—	—	$4,297,279,751
Short-Term Securities	32,319,826	$24,377,250	—	56,697,076
Total	$4,329,599,577	$24,377,250	—	$4,353,976,827

[1]	See above Schedule of Investments for values in each industry.

4	MASTER BASIC VALUE LLC	MARCH 31, 2014

Schedule of Investments (concluded)	Master Basic Value LLC

The carrying amount for certain of the Master LLC’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(23,333)	—	$(23,333)
Collateral on securities loaned at value	—	(24,377,250)	—	(24,377,250)
Total	—	$(24,400,583)	—	$(24,400,583)

There were no transfers between levels during the period ended March 31, 2014.

MASTER BASIC VALUE LLC	MARCH 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2014